SUBSEQUENT EVENT	12 Months Ended
Sep. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENT

Note 18 - SUBSEQUENT EVENT

On December 23, 2024, the Company closed its IPO of 2,300,000 Class A ordinary shares, par value $0.0001 per share (the “Shares”). The Shares were priced at $4.50 per share, and the offering was conducted on a firm commitment basis. The Shares were previously approved for listing on the Nasdaq Capital Market and commenced trading under the ticker symbol “YAAS” on December 20, 2024. On December 19, 2024, the Company entered into an underwriting agreement with Aegis Capital Corp. (the “Representative”). On December 23, 2024, the Company also issued to the Representative a warrant to purchase up to an aggregate of 115,000 Shares with no consideration.